Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	$ (9,276)	$ (2,819)
Intangible assets, net	46,365	30,538
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,626	2,499
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	7,835
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	25,517	16,171
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 19,663	$ 14,687